Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Putnam Ultra Short MAC Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Ultra Short MAC Series
Average Annual Return, Percent	5.57%	5.99%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	3.38%	4.03%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	4.64%	5.08%